Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of stock option activity under the Company's equity incentive plan
Stock option activity under the Company’s equity incentive plan was as follows:

	Options Outstanding
	Number of Options (in thousands)	Weighted– Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2024	49,157	$0.60
Granted	11,305	7.10
Exercised	(2,558)	0.56
Forfeited	(1,958)	1.32
Expired	(508)	0.61

Outstanding as of December 31, 2025	55,438	$1.90	7.0	$500,376

Exercisable as of December 31, 2025	34,480	$0.74	6.0	$351,119

Schedule of fair value of stock options granted was estimated at the grant-date using the Black-Scholes option-pricing model
Fair Value of Stock Options
The fair value of stock options granted was estimated at the grant-date using the Black-Scholes option-pricing model using the following assumptions:

	Year Ended December 31,
	2025	2024	2023
Expected volatility	84.2% – 91.1%	87.0% – 91.9%	59.4%
Expected term (in years)	3.9 – 6.1	5.1 – 6.1	6.0
Risk-free interest rate	3.8% – 4.5%	3.6% – 4.3%	4.2%
Expected dividend yield	—	—	—

Schedule of unvested restricted stock units
Restricted Stock Units
RSUs activity under the Company’s equity incentive plan was as follows:

	Unvested RSUs Outstanding
	Number of RSUs (in thousands)	Weighted–Average Grant-Date Fair Value
Outstanding as of December 31, 2024	—	$—
Granted	2,624	5.91
Vested	—	—
Forfeited	(2)	5.91

Outstanding as of December 31, 2025	2,622	$5.91